Other Income and Deductions	12 Months Ended
Dec. 31, 2011
Other Income and Deductions [Abstract]
Other Income and Deductions
OTHER INCOME AND DEDUCTIONS

	Year Ended December 31,
	2011	2010	2009
Other income:
Settlement of counterparty bankruptcy claims (a)	$21	$—	$—
Property damage claim	7	—	—
Franchise tax refund	6	—	—
Debt extinguishment gains (Note 9)	—	687	—
Gain on termination of long-term power sales contract (b)	—	116	—
Gain on sale of land/water rights	—	44	—
Gain on sale of interest in natural gas gathering pipeline business	—	37	—
Sales tax refunds	5	5	5
Insurance/litigation settlements	—	3	—
Mineral rights royalty income	3	1	6
Reversal of reserves recorded in purchase accounting (c)	—	—	34
Fee received related to interest rate swap/commodity hedge derivative agreement (Note 14)	—	—	6
Net gain on sale of other properties and investments	—	—	4
Other	6	10	4
Total other income	$48	$903	$59
Other deductions:
Impairment of emission allowances (Note 3)	$418	$—	$—
Severance charges related to facility closures	—	3	7
Impairment of assets related to mining operations (Note 3)	9	—	—
Net third party fees paid in connection with the amendment and extension of the TCEH Senior Secured Facilities (Note 9)	86	—	—
Impairment of land	—	—	34
Asset writeoff	—	5	2
Equity losses — unconsolidated affiliates	—	—	6
Contract termination expenses	—	—	4
Other	11	10	10
Total other deductions	$524	$18	$63

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(a)
Represents net cash received as a result of the settlement of bankruptcy claims against a hedging trading counterparty. A reserve of $26 million was established in 2008 related to amounts then due from the counterparty.

(b)
In November 2010, the counterparty to a long-term power sales agreement terminated the contract, which had a remaining term of 27 years. The contract was a derivative and subject to mark-to-market accounting. The termination resulted in a noncash gain of $116 million, which represented the derivative liability as of the termination date.

(c)
Includes $23 million for reversal of a use tax accrual, related to periods prior to the Merger, due to state ruling in 2009 and $11 million for reversal of excess exit liabilities recorded in connection with the termination of outsourcing arrangements (see Note 19).